THE ADVISORS' INNER CIRCLE FUND II

                          FROST SMALL CAP EQUITY FUND
                            FROST GROWTH EQUITY FUND

                       SUPPLEMENT DATED DECEMBER 22, 2014
                                     TO THE
 CLASS A SHARES PROSPECTUS AND INSTITUTIONAL CLASS SHARES PROSPECTUS (TOGETHER, THE "PROSPECTUSES") AND STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"), EACH
                            DATED NOVEMBER 28, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE
                             PROSPECTUSES AND SAI.


I.   LIQUIDATION OF FROST SMALL CAP EQUITY FUND

The Frost Small Cap Equity Fund was liquidated on December 15, 2014 and the Fund's shares are no longer available for purchase or exchange. Accordingly, all references to the Fund are hereby deleted from the Prospectuses and SAI.

II.  NEW PORTFOLIO MANAGER FOR THE FROST GROWTH EQUITY FUND

AB Mendez now serves as a portfolio manager of the Frost Growth Equity Fund. Accordingly, the Prospectuses and SAI are supplemented as follows:

1. In each Prospectus, under the "Portfolio Managers" heading in the Fund Summary for the Frost Growth Equity Fund, the following text is hereby added:

AB Mendez, CFA, Research Analyst and Fund Co-Manager at Frost, has served on the portfolio team for the Fund since 2014.

2. In each Prospectus, the following text is hereby added in the "Portfolio Managers" section:

AB Mendez, CFA, Research Analyst at Frost, serves as Fund Co-Manager of the Frost Growth Equity Fund. Mr. Mendez is jointly and primarily responsible for the day-to-day management of the Frost Growth Equity Fund. Mr. Mendez joined Frost in 2014. Prior to joining Frost, he worked in the capacity of Research Analyst for KCG Holdings from February 2012 to November 2014, Greencrest Capital from February 2011 to February 2012, Twin Red Asset Management from May 2010 to June 2011, and Thomas Weisel Partners from December 2009 to April 2010. He earned a Bachelor of Arts degree in Economics, Political Science from Rice University. Mr. Mendez is a holder of the right to use the Chartered Financial Analyst (CFA)(R) designation and is a member of the CFA Institute.

3. In the SAI, the disclosure in the Frost section of the chart under the subsection entitled "Fund Shares Owned by Portfolio Managers" in the "Portfolio Managers" section is hereby deleted in its entirety and replaced with the following:

--------------------------------------------------------------------------------
NAME                                 DOLLAR RANGE OF FUND SHARES OWNED(1)
--------------------------------------------------------------------------------
FROST
--------------------------------------------------------------------------------
Michael R. Brell                   $10,001-$50,000 (Frost Value Equity Fund)
--------------------------------------------------------------------------------
Jeffery Elswick                $100,001-$500,000 (Frost Total Return Bond Fund)
--------------------------------------------------------------------------------
Theodore H. Harper                                   None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME                                 DOLLAR RANGE OF FUND SHARES OWNED(1)
--------------------------------------------------------------------------------
John Lutz                         $50,001-$100,000 (Frost Growth Equity Fund)
--------------------------------------------------------------------------------
Tom  L.  Stringfellow             $50,001-$100,000 (Frost Aggressive Allocation
                                                    Fund)
                                  $100,001-$500,000 (Frost Growth Equity Fund)
                                  $10,001-$50,000 (Frost Value Equity Fund)
                                    $1-$10,000 (Frost Small Cap Equity Fund)
                                  $10,001-$50,000  (Frost  Natural  Resources
                                                    Fund)
--------------------------------------------------------------------------------
Brad Thompson                     $50,001-$100,000 (Frost Growth Equity Fund)
--------------------------------------------------------------------------------
Justin Hopkins                                      None
--------------------------------------------------------------------------------
R. David Telling                  $1-$10,000 (Frost Aggressive Allocation Fund)
--------------------------------------------------------------------------------
Craig Leighton                                      None
--------------------------------------------------------------------------------
Alan  Tarver                      $10,001-$50,000 (Frost Conservative
                                                   Allocation Fund)
                                  $10,001-$50,000 (Frost Moderate Allocation
                                                   Fund)
                                  $10,001-$50,000 (Frost  Aggressive
                                                   Allocation  Fund)
--------------------------------------------------------------------------------
Tom Bergeron                                        None
--------------------------------------------------------------------------------
AB Mendez                                           None
--------------------------------------------------------------------------------

(1) Valuation date is July 31, 2014, except for AB Mendez for whom the valuation date is November 30, 2014.

4. In the SAI, the disclosure in the Frost section of the chart under the subsection entitled "Other Accounts" in the "Portfolio Managers" section is hereby deleted in its entirety and replaced with the following:

------------------------------------------------------------------------------------------------------------------------------------
                             REGISTERED INVESTMENT                 OTHER POOLED
                                  COMPANIES                     INVESTMENT VEHICLES           OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
                             NUMBER OF      TOTAL ASSETS      NUMBER OF    TOTAL ASSETS    NUMBER OF  TOTAL ASSETS
NAME                         ACCOUNTS        (MILLIONS)       ACCOUNTS      (MILLIONS)     ACCOUNTS    (MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
FROST
------------------------------------------------------------------------------------------------------------------------------------
Michael R. Brell                0               $0                0          $0              0              $0
------------------------------------------------------------------------------------------------------------------------------------
Jeffery Elswick                 0               $0                0          $0             63          $683.2
------------------------------------------------------------------------------------------------------------------------------------
Theodore H. Harper              0               $0                0          $0            128          $181.5
------------------------------------------------------------------------------------------------------------------------------------
John Lutz                       0               $0                0          $0              0              $0
------------------------------------------------------------------------------------------------------------------------------------
Tom L. Stringfellow             0               $0                0          $0             58          $219.3
------------------------------------------------------------------------------------------------------------------------------------
Brad Thompson                   0               $0                0          $0              0              $0
------------------------------------------------------------------------------------------------------------------------------------
Justin Hopkins                  0               $0                0          $0              0              $0
------------------------------------------------------------------------------------------------------------------------------------
R. David Telling                0               $0                0          $0              0              $0
------------------------------------------------------------------------------------------------------------------------------------
Craig Leighton                  0               $0                0          $0              0              $0
------------------------------------------------------------------------------------------------------------------------------------
Alan Tarver                     0               $0               0           $0            202          $203.1
------------------------------------------------------------------------------------------------------------------------------------
Tom Bergeron                    0               $0                0          $0              0              $0
------------------------------------------------------------------------------------------------------------------------------------
AB Mendez(3)                    0               $0                0          $0              0              $0
------------------------------------------------------------------------------------------------------------------------------------

(3)     The information for AB Mendez is provided as of November 30, 2014.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 FIA-SK-030-0100